Property and Equipment	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Property and Equipment

4.	Property and Equipment

  Property and equipment consisted of the following:

	December 31, 2011	December 31, 2010
Vehicle	$57,465	$38,426
Furniture and office equipment	353,651	15,677
Other assets	143,458	-
Total property and equipment	554,574	54,103
Accumulated depreciation	(23,467)	(11,394)
Net property and equipment	$531,107	$42,709

Depreciation expense included in selling, general and administrative expenses for the years ended December 31, 2011 and 2010 was $11,467 and $10,409, respectively.